Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
22.	Segment Information

Canon operates its business in
four
segments: the Office Business Unit, the Imaging System Business Unit, the Medical System Business Unit, and the Industry and Others Business Unit, which are based on the organizational structure and information reviewed by Canon’s management to evaluate results and allocate resources.
Based on the realignment of Canon’s internal reporting and management structure, from the beginning of the first quarter of 2019, Canon has reclassified certain businesses from the
Imaging System Business Unit to

the
Industry and Others Business
Unit. Segment information for the year ended December 31, 2019 has reflected these changes. Prior period amounts also have been restated.

Office Business Unit:	Office multifunction devices (MFDs) / Laser multifunction printers (MFPs) / Laser printers / Digital continuous feed presses / Digital sheet-fed presses / Wide-format printers / Document solutions

Imaging System Business Unit:
Interchangeable-lens digital cameras / Digital compact cameras / Interchangeable lenses / Compact photo printers /Inkjet printers / Large format inkjet printers / Commercial photo printers / Image scanners / Calculators

Medical System Business Unit:
Digital radiography systems / Diagnostic
X-ray
systems /
Computed tomography (CT) systems /
Magnetic resonance imaging (MRI) systems / Diagnostic ultrasound systems / Clinical chemistry analyzers / Ophthalmic equipment

Industry and Others Business Unit:
Semiconductor lithography equipment / FPD (Flat panel display) lithography equipment/ Vacuum thin-film deposition equipment / Organic LED (OLED) panel manufacturing equipment / Die bonders / Network cameras / Digital camcorders / Digital cinema cameras / Multimedia projectors / Broadcast equipment / Micromotors / Handy terminals / Document scanners

The accounting policies of the segments are substantially the same as those described in the significant accounting policies in Note 1.
Information about operating results and assets for each segment as of and for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Office	Imaging System	Medical System	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2019:
Net sales:
External customers	1,699,653	806,425	437,456	648,165	1,600	3,593,299
Intersegment	2,942	989	1,069	89,780	(94,780)	—

Total	1,702,595	807,414	438,525	737,945	(93,180)	3,593,299
Operating cost and expenses *	1,533,688	759,247	411,781	722,464	(8,548)	3,418,632

Operating profit	168,907	48,167	26,744	15,481	(84,632)	174,667
Other income (deductions)	5,390	1,499	539	82	13,563	21,073

Income before income taxes	174,297	49,666	27,283	15,563	(71,069)	195,740

Total assets	863,381	313,141	273,525	424,911	2,893,393	4,768,351
Depreciation and amortization	58,373	35,805	11,760	41,420	89,969	237,327
Capital expenditures	51,623	24,016	7,074	33,515	95,000	211,228

2018:
Net sales:
External customers	1,804,002	969,660	437,305	740,970	—	3,951,937
Intersegment	3,299	775	273	101,971	(106,318)	—

Total	1,807,301	970,435	437,578	842,941	(106,318)	3,951,937
Operating cost and expenses	1,586,497	843,599	408,739	787,276	(17,126)	3,608,985

Operating profit	220,804	126,836	28,839	55,665	(89,192)	342,952
Other income (deductions)	8,383	4,179	640	2,181	4,557	19,940

Income before income taxes	229,187	131,015	29,479	57,846	(84,635)	362,892

Total assets	923,261	371,944	247,282	404,628	2,952,350	4,899,465
Depreciation and amortization	64,964	38,054	9,365	41,069	98,102	251,554
Capital expenditures	48,127	25,712	7,454	24,175	95,036	200,504

2017:
Net sales:
External customers	1,802,542	1,098,525	434,985	743,963	—	4,080,015
Intersegment	2,240	600	1,202	85,950	(89,992)	—

Total	1,804,782	1,099,125	436,187	829,913	(89,992)	4,080,015
Operating cost and expenses	1,615,521	922,838	414,246	791,947	13,858	3,758,410

Operating profit	189,261	176,287	21,941	37,966	(103,850)	321,605
Other income (deductions)	6,108	2,572	564	1,155	21,880	32,279

Income before income taxes	195,369	178,859	22,505	39,121	(81,970)	353,884

Total assets	946,213	368,410	238,824	394,742	3,250,102	5,198,291
Depreciation and amortization	72,346	39,694	5,212	41,737	102,892	261,881
Impairment losses on goodwill	21,721	—	—	12,191	—	33,912
Capital expenditures	46,769	27,220	8,963	17,908	80,529	181,389
*
During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in the
Office Business Unit. The employee severance charges in
the
Office Business Unit under the plan for the year ended December 31, 2019 were ¥15,621 million and most of the charges are included in selling, general and administrative expenses in the consolidated statement of income. The balance of the related employee severance liability as of December 31, 2019 is
 ¥10,225 million. The restructuring charges for the years ended December 31, 2018 and 2017 were not significant.

Intersegment sales are recorded at the same prices used in transactions with third parties. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Corporate expenses include certain corporate research and development expenses. Amortization costs of identified intangible assets resulting from the purchase price allocation of CMSC are also included in corporate expenses. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and cash equivalents, investments, deferred tax assets, goodwill, identified intangible assets from acquisitions and corporate properties. Capital expenditures represent the additions to property, plant and equipment and intangible assets measured on an accrual basis.
Information about sales by product to external customers for each segment for the years ended December 31, 2019, 2018 and 2017 is as follows:

	Years ended December 31
	2019	2018	2017
	(Millions of yen)
Office
Monochrome copiers	261,964	280,035	287,823
Color copiers	382,845	403,522	405,576
Printers	624,601	702,378	702,491
Others	430,243	418,067	406,652

Total	1,699,653	1,804,002	1,802,542
Imaging System
Cameras	466,306	594,567	702,598
Inkjet printers	285,821	318,382	333,721
Others	54,298	56,711	62,206

Total	806,425	969,660	1,098,525
Medical System
Diagnostic equipment	437,456	437,305	434,985

Industry and Others
Lithography equipment	157,160	199,722	193,113
Others	491,005	541,248	550,850
Total	648,165	740,970	743,963
Corporate	1,600	—	—
Consolidated	3,593,299	3,951,937	4,080,015

Information by major geographic area as of and for the years ended December

31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
	(Millions of yen)
Net sales:
Japan	872,534	869,577	884,828
Americas	1,029,078	1,076,402	1,107,515
Europe	882,480	1,015,428	1,028,415
Asia and Oceania	809,207	990,530	1,059,257

Total	3,593,299	3,951,937	4,080,015

Long-lived assets:
Japan	1,053,074	1,046,065	1,081,522
Americas	148,669	129,989	141,937
Europe	191,050	169,357	174,889
Asia and Oceania	159,217	136,602	149,244

Total	1,552,010	1,482,013	1,547,592

Net sales are attributed to areas based on the location where the product is shipped and the service is performed to the customers. Other than in Japan and the United States, Canon does not conduct business in any individual country in which its sales in that country exceed 10% of consolidated net sales. Net sales in the United States were ¥
958,442
 million, ¥
995,245
 million and ¥
1,022,305
 million for the years ended December 31, 2019, 2018 and 2017, respectively.
Long-lived
assets represent property, plant and
equipment, intangible assets, and operating lease

right-of-use
 assets for each geographic area.